Finance Costs	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income Cost Text Block Abstract
Finance costs
29.	Finance costs

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Interest expense:
Bank borrowings	$556,041	$543,098	$460,231
Loan from shareholders	278,013	122,055	-
Lease liabilities	1,219	1,196	887
	$835,273	$666,349	$461,118